Investor A and Institutional [Member] Expense Example - Investor A, Institutional - BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund	Apr. 30, 2026 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 89
Expense Example, with Redemption, 3 Years	871
Expense Example, with Redemption, 5 Years	1,674
Expense Example, with Redemption, 10 Years	3,774
Investor A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	633
Expense Example, with Redemption, 3 Years	1,430
Expense Example, with Redemption, 5 Years	2,243
Expense Example, with Redemption, 10 Years	$ 4,348